Condensed Consolidated Interim Statements of Financial Position - MXN ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 144,848,803	$ 162,651,289
Customers, net	139,908,043	111,994,478
Other financing receivables	24,266,006	23,720,662
Other non-financing receivables	52,859,041	64,469,829
Inventories	124,280,393	98,900,960
Government Bonds	0	21,435,936
Derivative financial instruments	5,775,611	14,534,464
Other current assets	7,026,509	4,528,422
Total current assets	498,964,406	502,236,040
Non-current assets:
Investments in associates	3,316,611	2,794,404
Wells, pipelines, properties, plant and equipment, net	1,584,011,951	1,618,916,044
Rights of use assets	38,251,191	37,841,299
Long-term notes receivable, net of current portion	852,715	893,152
Deferred income taxes and duties	8,472,268	7,464,412
Intangible assets, net	12,111,044	10,998,869
Other assets	39,683,946	38,322,791
Total non-current assets	1,686,699,726	1,717,230,971
Total assets	2,185,664,132	2,219,467,011
Current liabilities:
Short-term debt and current portion of long-term debt	234,474,380	345,227,971
Short-term leases	9,476,325	9,428,699
Suppliers	375,120,611	436,704,206
Income taxes and duties payable	98,528,287	95,424,966
Accounts and accrued expenses payable	94,605,615	67,884,889
Derivative financial instruments	80,197,079	78,106,329
Total current liabilities	892,402,297	1,032,777,060
Long-term liabilities:
Long-term debt, net of current portion	1,193,455,431	1,186,070,119
Long-term leases, net of current portion	32,435,935	31,755,581
Long-term contractual liabilities	250,498,559	193,033,065
Employee benefits	1,489,478,374	1,470,059,563
Provisions for sundry creditors	158,152,302	152,816,682
Other liabilities	55,558,686	54,678,031
Deferred income taxes	4,061,398	4,083,080
Total long-term liabilities	3,183,640,685	3,092,496,121
Total liabilities	4,076,042,982	4,125,273,181
Controlling interest:
Certificates of Contribution “A”	1,806,376,048	1,748,029,657
Mexican Government contributions	66,730,591	66,730,591
Legal reserve	1,002,130	1,002,130
Accumulated other comprehensive result	53,355,966	50,282,658
Accumulated deficit:
From prior years	(3,771,577,000)	(3,689,905,157)
Net (loss) for the year	(45,991,389)	(81,671,843)
Total controlling interest	(1,890,103,654)	(1,905,531,964)
Total non-controlling interest	(275,196)	(274,206)
Total equity (deficit)	(1,890,378,850)	(1,905,806,170)
Total liabilities and equity (deficit)	$ 2,185,664,132	$ 2,219,467,011